Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	36,372,938
Proposed Maximum Offering Price per Unit	0.685
Maximum Aggregate Offering Price	$ 24,915,462.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,440.83
Offering Note	1. Consists of an aggregate of (i) 29,471,429 shares of the registrant's common stock issued in the private placement; (ii) 900,000 shares of the registrants common stock issuable upon exercise of warrants issued in the private placement and additional amounts required to be registered pursuant to the Registration Rights Agreement (iii) 1,294,930 shares of the registrants common stock issuable upon exercise of the warrant issued to the Lender and additional amounts required to be registered pursuant to the Registration Rights Agreement; and (iv) 4,706,579 shares held by the Selling Stockholders acquired in private transactions. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. 2. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported prices of common stock as reported on the OTCQB on June 17, 2026.